CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost of revenues from transactions with related parties	$ 96,725,000	$ 95,320,000	$ 115,993,000
Other comprehensive(loss)/income adjustment, tax	0	0	0
Share-based compensation expense included in:
Share-based compensation expense	8,935,000	15,901,000	14,204,000
Cost of revenues [Member]
Share-based compensation expense included in:
Share-based compensation expense	180,000	473,000	669,000
Research and development [Member]
Operating expenses from transactions with related parties	8,647,000	6,967,000	7,635,000
Share-based compensation expense included in:
Share-based compensation expense	6,280,000	10,697,000	10,313,000
Sales and marketing [Member]
Operating expenses from transactions with related parties	1,414,000	1,869,000	2,123,000
Share-based compensation expense included in:
Share-based compensation expense	1,555,000	3,726,000	1,327,000
General and administrative [Member]
Operating expenses from transactions with related parties	422,000	386,000	367,000
Share-based compensation expense included in:
Share-based compensation expense	920,000	1,005,000	1,895,000
Search and search-related advertising revenues [Member]
Revenues from transactions with related parties	25,775,000	25,447,000	32,735,000
Other revenues [Member]
Revenues from transactions with related parties	$ 2,363,000	$ 6,855,000	$ 9,137,000